Pledged Assets	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Pledged Assets
36.	PLEDGED ASSETS
The Company provided certificate of deposits recorded in other financial assets as collateral mainly for building construction, building lease agreements and energy purchase agreements. As of December 31, 2021 and 2022, the aforementioned other financial assets amounted to NT$210.2 million and NT$129.1 million, respectively.